Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Consolidated Other Accounts Receivable
As of December 31, 2019 and 2018, consolidated other accounts receivable consisted of:

	2019	2018
Non-trade accounts receivable 1	$113	138
Interest and notes receivable	50	46
Current portion of valuation of derivative financial instruments	1	1
Loans to employees and others	14	12
Refundable taxes	147	115

	$325	312

1	Non-trade accounts receivable are mainly attributable to the sale of assets.